Reverse Stock Split, Name Change and Increase in Authorized Shares (Details Narrative) - shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Sep. 08, 2014
Temporary Equity [Line Items]
Common stock, shares authorized	150,000,000	150,000,000	150,000,000	150,000,000
Preferred stock, shares authorized				15,000,000
Number of outstanding shares	6,296,110	3,836,631	378,766
Pre Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares				13,932,937
Post Stock Split [Member]
Temporary Equity [Line Items]
Number of outstanding shares				1,741,617